Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (643,229)	$ (11,335,911)	$ (2,940,891)